EMPLOYEE BENEFIT PLANS (Notes)	12 Months Ended
Dec. 31, 2016
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

Retirement and Postretirement Benefit Plans

Retirement Plans - We have a defined benefit pension plan covering employees hired before January 1, 2005. Employees hired after December 31, 2004, and employees who accepted a one-time opportunity to opt out of our pension plan are covered by our Profit Sharing Plan. In addition, we have a supplemental executive retirement plan for the benefit of certain officers. No new participants in our supplemental executive retirement plan have been approved since 2005, and effective January 2014, the plan was formally closed to new participants. We fund our pension costs at a level needed to maintain or exceed the minimum funding levels required by the Employee Retirement Income Security Act of 1974, as amended, and the Pension Protection Act of 2006.

Postretirement Benefit Plans - We sponsor health and welfare plans that provide postretirement medical and life insurance benefits to employees who retire with at least five years of service. The postretirement medical plan is contributory with retiree contributions adjusted periodically and contains other cost-sharing features such as deductibles and coinsurance.

Obligations and Funded Status - The following tables set forth our pension and postretirement benefit plans benefit obligations and fair value of plan assets for our continuing operations for the periods indicated:

	Pension Benefits		Postretirement Benefits
	December 31,		December 31,
	2016	2015	2016	2015
Change in benefit obligation	(Thousands of dollars)
Benefit obligation, beginning of period	$390,688	$414,181	$49,496	$56,663
Service cost	6,501	7,565	596	743
Interest cost	19,820	18,218	2,404	2,347
Plan participants’ contributions	—	—	894	1,005
Actuarial loss (gain)	24,458	(34,826)	4,905	(6,473)
Benefits paid	(13,081)	(12,574)	(3,472)	(4,433)
Other adjustments	—	(1,876)	—	(356)
Benefit obligation, end of period	428,386	390,688	54,823	49,496

Change in plan assets
Fair value of plan assets, beginning of period	258,635	277,568	28,641	29,429
Actual return on plan assets	16,117	(4,266)	1,902	174
Employer contributions	—	—	1,000	2,000
Plan participants’ contributions	—	—	894	1,005
Benefits paid	(13,081)	(12,574)	(2,887)	(3,728)
Other adjustments	—	(2,093)	—	(239)
Fair value of plan assets, end of period	261,671	258,635	29,550	28,641
Balance at December 31	$(166,715)	$(132,053)	$(25,273)	$(20,855)

Current liabilities	$(4,363)	$(4,616)	$—	$—
Noncurrent liabilities	(162,352)	(127,437)	(25,273)	(20,855)
Balance at December 31	$(166,715)	$(132,053)	$(25,273)	$(20,855)

The table above includes the supplemental executive retirement plan obligation. ONEOK has investments included in other assets on the Consolidated Balance Sheets, which totaled $84.5 million and $81.1 million at December 31, 2016 and 2015, respectively, for the purpose of funding the obligation. These assets are excluded from the table above as those are not assets of the supplemental executive retirement plan.

The accumulated benefit obligation for our pension plans for our continuing operations was $407.2 million and $370.8 million at December 31, 2016 and 2015, respectively.

Components of Net Periodic Benefit Cost - The following table sets forth the components of net periodic benefit cost for our pension and postretirement benefit plans for our continuing operations for the periods indicated:

	Pension Benefits			Postretirement Benefits
	Years Ended December 31,			Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(Thousands of dollars)
Components of net periodic benefit cost
Service cost	$6,501	$7,565	$7,238	$596	$743	$710
Interest cost	19,820	18,218	18,324	2,404	2,347	2,433
Expected return on plan assets	(20,348)	(20,900)	(19,526)	(2,124)	(2,253)	(2,163)
Amortization of prior service cost (credit)	—	94	193	(1,662)	(1,662)	(1,662)
Amortization of net loss	10,966	15,981	15,078	1,046	1,743	836
Net periodic benefit cost	$16,939	$20,958	$21,307	$260	$918	$154

Other Comprehensive Income (Loss) - The following table sets forth the amounts recognized in other comprehensive income (loss) related to our pension benefits and postretirement benefits for our continuing operations for the periods indicated:

	Pension Benefits			Postretirement Benefits
	Years Ended December 31,			Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(Thousands of dollars)
Net gain (loss) arising during the period	$(33,043)	$5,145	$(49,293)	$(5,128)	$4,393	$(7,220)
Amortization of prior service cost (credit)	—	94	193	(1,662)	(1,662)	(1,662)
Amortization of net loss	10,966	15,981	15,078	1,046	1,743	836
Deferred income taxes	8,831	(8,488)	13,609	2,297	(1,790)	3,218
Total recognized in other comprehensive income (loss)	$(13,246)	$12,732	$(20,413)	$(3,447)	$2,684	$(4,828)

The table below sets forth the amounts in accumulated other comprehensive loss that had not yet been recognized as components of net periodic benefit expense for our continuing operations for the periods indicated:

	Pension Benefits		Postretirement Benefits
	December 31,		December 31,
	2016	2015	2016	2015
	(Thousands of dollars)
Prior service credit (cost)	$—	$—	$3,550	$5,212
Accumulated loss	(157,935)	(135,858)	(14,341)	(10,259)
Accumulated other comprehensive loss	(157,935)	(135,858)	(10,791)	(5,047)
Deferred income taxes	63,174	54,343	4,316	2,019
Accumulated other comprehensive loss, net of tax	$(94,761)	$(81,515)	$(6,475)	$(3,028)

The following table sets forth the amounts recognized in accumulated comprehensive loss expected to be recognized as components of net periodic benefit expense for our continuing operations in the next fiscal year.

	Pension Benefits	Postretirement Benefits
Amounts to be recognized in 2017	(Thousands of dollars)
Prior service (credit) cost	$—	$(1,662)
Net loss	$13,586	$1,679

Actuarial Assumptions - The following table sets forth the weighted-average assumptions used to determine benefit obligations for pension and postretirement benefits for the periods indicated:

	Pension Benefits		Postretirement Benefits
	December 31,		December 31,
	2016	2015	2016	2015
Discount rate	4.50%	5.25%	4.25%	5.00%
Compensation increase rate	3.10%	3.10%	N/A	N/A

The following table sets forth the weighted-average assumptions used to determine net periodic benefit costs for the periods indicated:

	Years Ended December 31,
	2016	2015	2014
Discount rate - pension plans	5.25%	4.50%	5.25%
Discount rate - postretirement plans	5.00%	4.25%	5.00%
Expected long-term return on plan assets	7.75%	8.00%	7.75%
Compensation increase rate	3.10%	3.15%	3.20%

We determine our overall expected long-term rate of return on plan assets based on our review of historical returns and economic growth models.

We determine our discount rates annually. We estimate our discount rate based upon a comparison of the expected cash flows associated with our future payments under our pension and postretirement obligations to a hypothetical bond portfolio created using high-quality bonds that closely match expected cash flows. Bond portfolios are developed by selecting a bond for each of the next 60 years based on the maturity dates of the bonds. Bonds selected to be included in the portfolios are only those rated by Moody’s as AA- or better and exclude callable bonds, bonds with less than a minimum issue size, yield outliers and other filtering criteria to remove unsuitable bonds.

Health Care Cost Trend Rates - The following table sets forth the assumed health care cost-trend rates for the periods indicated:

	2016	2015
Health care cost-trend rate assumed for next year	7.25%	4.0% - 7.50%
Rate to which the cost-trend rate is assumed to decline (the ultimate trend rate)	5.00%	4.0% - 5.0%
Year that the rate reaches the ultimate trend rate	2022	2022

Assumed health care cost-trend rates have an impact on the amounts reported for our health care plans. A one percentage point change in assumed health care cost-trend rates would have the following effects on our continuing operations:

	One Percentage Point Increase	One Percentage Point Decrease
	(Thousands of dollars)
Effect on total of service and interest cost	$63	$(57)
Effect on postretirement benefit obligation	$994	$(907)

Plan Assets - Our investment strategy is to invest plan assets in accordance with sound investment practices that emphasize long-term fundamentals. The goal of this strategy is to maximize investment returns while managing risk in order to meet the plan’s current and projected financial obligations. The investment policy follows a glide path approach toward liability-driven investing that shifts a higher portfolio weighting to fixed income as the plan's funded status increases. The purpose of liability-driven investing is to structure the asset portfolio to more closely resemble the pension liability and thereby more effectively hedge against changes in the liability. The plan’s current investments include a diverse blend of various domestic and international equities, investments in various classes of debt securities, insurance contracts and venture capital. The target allocation for the assets of our pension plan as of December 31, 2016, is as follows:

U.S. large-cap equities	37%
Long duration bonds	30%
Developed foreign large-cap equities	10%
Alternative investments	8%
Mid-cap equities	6%
Emerging markets equities	5%
Small-cap equities	4%
Total	100%

As part of our risk management for the plans, minimums and maximums have been set for each of the asset classes listed above. All investment managers for the plan are subject to certain restrictions on the securities they purchase and, with the exception of indexing purposes, are prohibited from owning our stock.

The following tables set forth our pension benefits and postretirement benefits plan assets by fair value category for our continuing operations as of the measurement date:

	Pension Benefits
	December 31, 2016
Asset Category	Level 1	Level 2	Level 3	Subtotal	Measured at NAV (d)	Total
	(Thousands of dollars)
Investments:
Equity securities (a)	$146,980	$13,606	$—	$160,586	$—	$160,586
Government obligations	—	17,979	—	17,979	—	17,979
Corporate obligations (b)	—	56,484	—	56,484	—	56,484
Common/collective trusts	—	6,577	—	6,577	—	6,577
Cash	43	—	—	43	—	43
Other investments (c)	—	—	—	—	20,002	20,002
Fair value of plan assets	$147,023	$94,646	$—	$241,669	$20,002	$261,671
(a) - This category represents securities of the respective market sector from diverse industries.
(b) - This category represents bonds from diverse industries.
(c) - This category represents alternative investments in limited partnerships, which can be redeemed with a 30-day notice with no further restrictions. There are no unfunded capital commitments.
(d) - Plan asset investments measured at fair value using the net asset value per share.

	Pension Benefits
	December 31, 2015
Asset Category	Level 1	Level 2	Level 3	Subtotal	Measured at NAV (d)	Total
	(Thousands of dollars)
Investments:
Equity securities (a)	$143,515	$13,517	$—	$157,032	$—	$157,032
Government obligations	—	20,241	—	20,241	—	20,241
Corporate obligations (b)	—	55,495	—	55,495	—	55,495
Common/collective trusts	—	5,076	—	5,076	—	5,076
Cash	525	—	—	525	—	525
Other investments (c)	—	—	—	—	20,266	20,266
Fair value of plan assets	$144,040	$94,329	$—	$238,369	$20,266	$258,635
(a) - This category represents securities of the respective market sector from diverse industries.
(b) - This category represents bonds from diverse industries.
(c) - This category represents alternative investments in limited partnerships, which can be redeemed with a 30-day notice with no further restrictions.
(d) - Plan asset investments measured at fair value using the net asset value per share.

	Postretirement Benefits
	December 31, 2016
Asset Category	Level 1	Level 2	Level 3	Total
	(Thousands of dollars)
Investments:
Equity securities (a)	$1,777	$—	$—	$1,777
Money market funds	—	1,259	—	1,259
Insurance and group annuity contracts	—	26,514	—	26,514
Fair value of plan assets	$1,777	$27,773	$—	$29,550
(a) - This category represents securities of the respective market sector from diverse industries.

	Postretirement Benefits
	December 31, 2015
Asset Category	Level 1	Level 2	Level 3	Total
	(Thousands of dollars)
Investments:
Equity securities (a)	$1,632	$—	$—	$1,632
Money market funds	—	1,398	—	1,398
Insurance and group annuity contracts	—	25,611	—	25,611
Fair value of plan assets	$1,632	$27,009	$—	$28,641
(a) - This category represents securities of the respective market sector from diverse industries.

Contributions - During 2016, we made no contributions to our defined benefit pension plan and $1.0 million in contributions to our postretirement benefit plans. We contributed $7.5 million to our defined benefit pension plan in January 2017 and expect to make approximately $2.0 million in contributions to our postretirement plans in 2017.

Pension and Postretirement Benefit Payments - Benefit payments for our pension and postretirement benefit plans for the period ending December 31, 2016, were $13.1 million and $3.5 million, respectively. The following table sets forth the pension benefits and postretirement benefits payments expected to be paid in 2017 through 2026:

	Pension Benefits	Postretirement Benefits
Benefits to be paid in:	(Thousands of dollars)
2017	$15,487	$3,251
2018	$16,717	$3,436
2019	$17,788	$3,616
2020	$18,672	$3,801
2021	$19,839	$3,900
2022 through 2026	$111,899	$19,326

The expected benefits to be paid are based on the same assumptions used to measure our benefit obligation at December 31, 2016, and include estimated future employee service.

Other Employee Benefit Plans

401(k) Plan - We have a 401(k) Plan covering all employees, and employee contributions are discretionary. We match 100 percent of employee contributions up to 6 percent of each participant’s eligible compensation, subject to certain limits. Our contributions made to the plan for our continuing operations were $11.9 million, $12.0 million and $9.3 million in 2016, 2015 and 2014, respectively.

Profit Sharing Plan - We have a profit-sharing plan (Profit Sharing Plan) for all employees hired after December 31, 2004. Employees who were employed prior to January 1, 2005, were given a one-time opportunity to make an irrevocable election to participate in the Profit Sharing Plan and not accrue any additional benefits under our defined benefit pension plan after December 31, 2004. We plan to make a contribution to the Profit Sharing Plan each quarter equal to 1 percent of each participant’s eligible compensation during the quarter. Additional discretionary employer contributions may be made at the end of each year. Employee contributions are not allowed under the plan. Our contributions made to the plan for our continuing operations were $8.2 million, $4.9 million and $4.6 million in 2016, 2015 and 2014, respectively.

Nonqualified Deferred Compensation Plan - The Nonqualified Deferred Compensation Plan provides select employees, as approved by our Chief Executive Officer, with the option to defer portions of their compensation and provides nonqualified deferred compensation benefits that are not available due to limitations on employer and employee contributions to qualified defined contribution plans under the federal tax laws. Our contributions to the plan were not material in 2016, 2015 and 2014.